revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract assets
Contract assets at beginning of period	$ 850	$ 1,238
Net additions arising from operations	1,324	959
Amounts billed in the period and thus reclassified to accounts receivable	(1,343)	(1,363)
Change in impairment allowance, net	6	15
Other		1
Contract assets at end of period	837	850
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	571	582
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(13)	(10)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(115)	(133)
Current contract assets	443	439
Mobile
Contract assets
Amounts billed in the period and thus reclassified to accounts receivable	(734)	(1,015)
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period	582
Contract assets at end of period	571	582
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period	253
Contract assets at end of period	248	253
Thereafter
Contract assets
Contract assets at beginning of period	15
Contract assets at end of period	$ 18	$ 15